Financial result (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Financial Result

	For the year ended December 31,
	2018	2017	2016
Financial income
Interest on short-term investments (a)	31,947	50,604	37,591
Federal tax installment payment program	—	28,838	—
Other	9,446	15,363	13,476

	41,393	94,805	51,067
Financial expenses
Interest on loans (a)	(217,889)	(278,840)	(399,873)
Interest on factoring credit card and travel agencies receivables	(10,625)	(36,188)	(97,684)
Interest on other operations	(79,822)	(110,375)	(115,587)
Guarantee commission	(26,187)	(24,880)	(30,981)
Loan costs amortization	(23,169)	(36,598)	(33,784)
Other	(52,515)	(37,152)	(53,291)

	(410,207)	(524,033)	(731,200)
Derivative financial instruments, net	298,094	(90,171)	10,800
Foreign exchange result, net	(194,706)	57,871	179,668

Net financial expenses	(265,426)	(461,528)	(489,665)

(a)	The interest and expenses on assets and liabilities in the amount of R$ 182,074 on December 31, 2018 (December 31, 2017 - R$ 222,127 and December 31, 2016 - R$360,718 ) are presenting in this lines.